UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Magellan	.47%
Actual		$ 1,000.00	$ 1,022.80	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38
Class K	.35%
Actual		$ 1,000.00	$ 1,023.40	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.3	6.5
Google, Inc. Class A	3.1	1.4
General Electric Co.	2.9	1.9
Exxon Mobil Corp.	2.8	2.7
IBM Corp.	2.7	1.7
Chevron Corp.	2.2	2.6
Wells Fargo & Co.	2.2	2.5
Berkshire Hathaway, Inc. Class B	2.0	1.7
Citigroup, Inc.	1.7	1.7
Amgen, Inc.	1.5	0.8
	28.4
Top Five Market Sectors as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	24.1
Financials	13.7	14.6
Consumer Discretionary	13.0	14.2
Energy	11.0	11.2
Consumer Staples	10.3	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2012 *		As of March 31, 2012 **
	Stocks 98.6%		Stocks 98.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	6.8%	** Foreign investments	9.0%

Semiannual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	432,300	$ 12,658
Hotels, Restaurants & Leisure - 3.1%
Bloomin' Brands, Inc.	451,500	7,427
Brinker International, Inc. (e)	4,278,600	151,035
Dunkin' Brands Group, Inc.	1,596,598	46,613
McDonald's Corp.	1,994,800	183,023
Starbucks Corp.	1,635,212	82,987
		471,085
Household Durables - 1.0%
D.R. Horton, Inc.	2,387,811	49,284
Lennar Corp. Class A (d)	1,418,985	49,338
Ryland Group, Inc.	468,460	14,054
Toll Brothers, Inc. (a)	1,266,254	42,078
		154,754
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	718,504	182,730
Priceline.com, Inc. (a)	131,800	81,549
		264,279
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	373,600	30,213
Multiline Retail - 0.8%
Dollar General Corp. (a)	753,800	38,851
Dollar Tree, Inc. (a)	1,629,888	78,683
		117,534
Specialty Retail - 4.7%
AutoZone, Inc. (a)	95,300	35,230
Five Below, Inc.	15,300	598
Home Depot, Inc.	3,220,000	194,391
Limited Brands, Inc.	3,282,448	161,693
Sally Beauty Holdings, Inc. (a)	1,429,600	35,869
Select Comfort Corp. (a)(e)	2,831,598	89,337
TJX Companies, Inc.	4,155,200	186,111
		703,229
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	407,604	38,201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	311,300	$ 47,078
VF Corp.	312,830	49,853
		135,132
TOTAL CONSUMER DISCRETIONARY		1,888,884
CONSUMER STAPLES - 10.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	459,160	39,281
Beam, Inc.	1,506,300	86,673
Dr Pepper Snapple Group, Inc.	2,990,273	133,157
Pernod Ricard SA	334,500	37,530
SABMiller PLC	724,900	31,839
		328,480
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	3,946,072	191,069
Wal-Mart Stores, Inc.	3,000,140	221,410
Whole Foods Market, Inc.	672,113	65,464
		477,943
Food Products - 0.4%
Nestle SA	561,381	35,396
Smart Balance, Inc. (a)	1,568,500	18,947
		54,343
Household Products - 3.0%
Colgate-Palmolive Co.	1,913,276	205,141
Kimberly-Clark Corp.	886,138	76,013
Procter & Gamble Co.	2,323,800	161,179
Reckitt Benckiser Group PLC	266,800	15,359
		457,692
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	2,118,500	130,436
Herbalife Ltd.	1,216,100	57,643
Schiff Nutrition International, Inc. (a)(e)	1,864,603	45,105
		233,184
TOTAL CONSUMER STAPLES		1,551,642
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.0%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	1,659,800	$ 93,065
Ensco PLC Class A	534,400	29,157
National Oilwell Varco, Inc.	1,448,900	116,071
		238,293
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	983,900	68,794
Cabot Oil & Gas Corp.	1,251,418	56,189
Chevron Corp.	2,904,800	338,583
Exxon Mobil Corp.	4,606,824	421,294
HollyFrontier Corp.	409,500	16,900
Marathon Oil Corp.	1,442,700	42,661
Marathon Petroleum Corp.	711,000	38,813
Murphy Oil Corp.	513,400	27,564
Occidental Petroleum Corp.	1,753,000	150,863
Phillips 66	1,095,200	50,784
Suncor Energy, Inc.	2,073,300	68,203
The Williams Companies, Inc.	3,022,900	105,711
Valero Energy Corp.	1,169,900	37,062
		1,423,421
TOTAL ENERGY		1,661,714
FINANCIALS - 13.7%
Capital Markets - 1.9%
BlackRock, Inc. Class A	295,600	52,705
Charles Schwab Corp.	2,947,868	37,703
KKR & Co. LP	2,658,869	40,176
Morgan Stanley	6,108,768	102,261
TD Ameritrade Holding Corp.	907,876	13,954
The Blackstone Group LP	2,750,500	39,277
		286,076
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	1,105,300	15,331
U.S. Bancorp	5,566,059	190,916
Wells Fargo & Co.	9,529,155	329,042
		535,289
Consumer Finance - 0.6%
Capital One Financial Corp.	1,700,600	96,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.9%
Bank of America Corp.	5,341,300	$ 47,164
CBOE Holdings, Inc.	370,500	10,900
Citigroup, Inc.	8,021,916	262,477
JPMorgan Chase & Co.	2,869,398	116,153
		436,694
Insurance - 2.7%
Berkshire Hathaway, Inc. Class B (a)	3,363,766	296,684
MetLife, Inc.	3,210,021	110,617
		407,301
Real Estate Investment Trusts - 1.6%
American Tower Corp.	2,443,561	174,446
CBL & Associates Properties, Inc.	2,420,263	51,648
Digital Realty Trust, Inc.	194,200	13,565
		239,659
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	794,200	14,621
Rialto Real Estate Fund LP (a)(e)(g)(h)	500,000	40,779
RREF CMBS AIV, LP (a)(e)(h)(i)	500,000	19,343
		74,743
TOTAL FINANCIALS		2,076,713
HEALTH CARE - 9.6%
Biotechnology - 5.5%
Achillion Pharmaceuticals, Inc. (a)	410,325	4,271
Acorda Therapeutics, Inc. (a)	640,100	16,393
Affymax, Inc. (a)	433,300	9,125
Alexion Pharmaceuticals, Inc. (a)	361,460	41,351
Alkermes PLC (a)	828,500	17,191
Alnylam Pharmaceuticals, Inc. (a)	309,271	5,811
Amgen, Inc.	2,715,866	229,002
Amicus Therapeutics, Inc. (a)(e)	3,890,304	20,230
ARIAD Pharmaceuticals, Inc. (a)	1,642,571	39,791
ArQule, Inc. (a)	1,302,799	6,657
AVEO Pharmaceuticals, Inc. (a)	935,115	9,735
Biogen Idec, Inc. (a)	527,404	78,704
BioMarin Pharmaceutical, Inc. (a)	890,339	35,854
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc. (d)	375,200	7,673
Dynavax Technologies Corp. (a)	870,800	4,145
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)(d)	1,634,784	$ 7,880
Gilead Sciences, Inc. (a)	1,447,700	96,026
Halozyme Therapeutics, Inc. (a)	149,100	1,127
Infinity Pharmaceuticals, Inc. (a)	508,890	11,984
Lexicon Pharmaceuticals, Inc. (a)	2,689,700	6,240
Medivation, Inc. (a)	289,200	16,299
Merrimack Pharmaceuticals, Inc. (d)	445,100	4,175
Neurocrine Biosciences, Inc. (a)	1,585,393	12,651
NPS Pharmaceuticals, Inc. (a)	49,700	460
Synageva BioPharma Corp. (a)	298,220	15,934
Theravance, Inc. (a)	1,240,500	32,141
Threshold Pharmaceuticals, Inc. (a)	2,195,900	15,898
United Therapeutics Corp. (a)	391,700	21,888
Vertex Pharmaceuticals, Inc. (a)	629,500	35,221
Vical, Inc. (a)	1,990,000	8,597
XOMA Corp. (a)	2,182,900	8,055
ZIOPHARM Oncology, Inc. (a)	1,331,069	7,254
		827,763
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	602,800	11,749
HeartWare International, Inc. (a)	239,300	22,611
		34,360
Health Care Providers & Services - 1.1%
Qualicorp SA (a)	2,697,400	26,345
UnitedHealth Group, Inc.	2,588,400	143,423
		169,768
Health Care Technology - 0.5%
athenahealth, Inc. (a)(d)	273,700	25,117
Cerner Corp. (a)	677,200	52,422
		77,539
Pharmaceuticals - 2.3%
Allergan, Inc.	19,300	1,767
AVANIR Pharmaceuticals Class A (a)	1,815,600	5,810
Elan Corp. PLC sponsored ADR (a)	2,647,000	28,376
Eli Lilly & Co.	2,842,779	134,776
Jazz Pharmaceuticals PLC (a)	278,000	15,849
Merck & Co., Inc.	2,158,200	97,335
Valeant Pharmaceuticals International, Inc. (Canada) (a)	696,300	38,431
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	750,500	$ 22,680
XenoPort, Inc. (a)	254,100	2,912
		347,936
TOTAL HEALTH CARE		1,457,366
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.6%
Textron, Inc.	3,221,710	84,312
United Technologies Corp.	2,024,100	158,467
		242,779
Building Products - 0.2%
Owens Corning (a)	759,552	25,415
Construction & Engineering - 0.2%
Fluor Corp.	603,800	33,982
Electrical Equipment - 0.7%
AMETEK, Inc.	1,080,278	38,296
Hubbell, Inc. Class B	383,300	30,948
Regal-Beloit Corp.	425,719	30,005
		99,249
Industrial Conglomerates - 3.4%
Danaher Corp.	1,360,300	75,021
General Electric Co.	19,211,678	436,297
		511,318
Machinery - 1.4%
Cummins, Inc.	990,670	91,350
Illinois Tool Works, Inc.	1,273,700	75,747
Ingersoll-Rand PLC	1,063,711	47,676
		214,773
Professional Services - 1.6%
Advisory Board Co. (a)	477,000	22,815
Bureau Veritas SA	502,500	51,607
Equifax, Inc.	951,400	44,316
Manpower, Inc.	1,397,120	51,414
Randstad Holding NV	1,528,000	50,787
SGS SA (Reg.)	3,760	7,724
Towers Watson & Co.	324,746	17,228
		245,891
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	547,700	$ 28,502
Quality Distribution, Inc. (a)	968,100	8,955
		37,457
TOTAL INDUSTRIALS		1,410,864
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	3,338,227	168,747
Palo Alto Networks, Inc. (d)	478,800	29,480
QUALCOMM, Inc.	1,420,700	88,780
		287,007
Computers & Peripherals - 7.3%
Apple, Inc.	1,657,759	1,106,157
Gemalto NV	809	71
		1,106,228
Internet Software & Services - 5.7%
Bankrate, Inc. (a)	1,157,441	18,033
Cornerstone OnDemand, Inc. (a)	1,296,500	39,751
eBay, Inc. (a)	4,341,800	210,187
ExactTarget, Inc.	661,300	16,017
Facebook, Inc. Class A	2,054,200	44,473
Google, Inc. Class A (a)	614,100	463,338
Liquidity Services, Inc. (a)	266,400	13,376
Mail.ru Group Ltd. GDR (Reg. S)	431,100	14,394
VeriSign, Inc. (a)	874,934	42,601
		862,170
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	722,375	50,508
EPAM Systems, Inc.	243,200	4,606
IBM Corp.	2,001,800	415,273
Maximus, Inc.	399,600	23,864
Visa, Inc. Class A	849,800	114,111
		608,362
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	2,659,201	142,746
Avago Technologies Ltd.	623,088	21,724
NXP Semiconductors NV (a)	1,222,300	30,570
		195,040
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Aspen Technology, Inc. (a)	608,300	$ 15,725
Citrix Systems, Inc. (a)	593,500	45,444
Eloqua, Inc.	556,763	10,996
Fortinet, Inc. (a)	831,000	20,060
Guidewire Software, Inc.	472,094	14,659
MICROS Systems, Inc. (a)	332,100	16,313
Microsoft Corp.	6,267,500	186,646
Nuance Communications, Inc. (a)	1,544,300	38,438
Red Hat, Inc. (a)	408,357	23,252
salesforce.com, Inc. (a)	1,132,179	172,872
Sourcefire, Inc. (a)	683,700	33,522
VMware, Inc. Class A (a)	321,615	31,113
		609,040
TOTAL INFORMATION TECHNOLOGY		3,667,847
MATERIALS - 4.1%
Chemicals - 3.0%
Albemarle Corp.	220,786	11,631
Eastman Chemical Co.	489,400	27,901
LyondellBasell Industries NV Class A	390,400	20,168
Monsanto Co.	1,463,200	133,180
Praxair, Inc.	1,861,432	193,366
The Mosaic Co.	614,500	35,401
W.R. Grace & Co. (a)	513,605	30,344
		451,991
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	237,179	8,313
Barrick Gold Corp.	336,700	14,069
Commercial Metals Co.	1,230,300	16,240
Goldcorp, Inc.	328,601	15,088
Newcrest Mining Ltd.	280,846	8,489
Newmont Mining Corp.	849,300	47,569
Randgold Resources Ltd. sponsored ADR	131,400	16,162
Royal Gold, Inc.	129,600	12,942
Turquoise Hill Resources Ltd. (a)	2,615,813	22,271
		161,143
TOTAL MATERIALS		613,134
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	430,600	$ 2,808
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	2,489,263	156,575
TOTAL TELECOMMUNICATION SERVICES		159,383
UTILITIES - 2.2%
Electric Utilities - 1.1%
Edison International	1,326,278	60,598
NextEra Energy, Inc.	1,602,800	112,725
		173,323
Multi-Utilities - 1.1%
Sempra Energy	2,500,200	161,238
TOTAL UTILITIES		334,561
TOTAL COMMON STOCKS (Cost $12,581,410)		14,822,108
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (h)	3,434,424	1,711
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	2,353,000	8,000
TOTAL HEALTH CARE		9,711
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DocuSign, Inc. Series D (h)	2,371,047	11,000
TOTAL CONVERTIBLE PREFERRED STOCKS		20,711
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	393,800	$ 71,834
TOTAL PREFERRED STOCKS (Cost $95,138)		92,545
Convertible Bonds - 0.1%
Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $10,249)	$ 9,882	10,249
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	175,293,756	175,294
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,519,200	26,519
TOTAL MONEY MARKET FUNDS (Cost $201,813)		201,813
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,888,610)		15,126,715
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,596)
NET ASSETS - 100%		$ 15,110,119
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,082,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 1,711
DocuSign, Inc. Series D	6/29/12	$ 11,000
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 10,552
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 8,000
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 32,980
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 17,020
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 261
Fidelity Securities Lending Cash Central Fund	721
Total	$ 982
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 2,349	$ 5,771	$ -	$ 20,230
Brinker International, Inc.	40,967	104,468	17,178	1,429	151,035
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	9,563	9,286	-	40,779
RREF CMBS AIV, LP	11,454	7,487	-	-	19,343
Schiff Nutrition International, Inc.	18,310	9,296	6,453	-	45,105
Select Comfort Corp.	-	73,359	-	-	89,337
Total	$ 150,771	$ 206,522	$ 45,502	$ 1,429	$ 365,829
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,960,718	$ 1,960,718	$ -	$ -
Consumer Staples	1,551,642	1,512,361	39,281	-
Energy	1,661,714	1,661,714	-	-
Financials	2,076,713	2,016,591	-	60,122
Health Care	1,467,077	1,457,366	-	9,711
Industrials	1,410,864	1,410,864	-	-
Information Technology	3,678,847	3,667,847	-	11,000
Materials	613,134	613,134	-	-
Telecommunication Services	159,383	159,383	-	-
Utilities	334,561	334,561	-	-
Corporate Bonds	10,249	-	-	10,249
Money Market Funds	201,813	201,813	-	-
Total Investments in Securities:	$ 15,126,715	$ 14,996,352	$ 39,281	$ 91,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2012

Assets
Investment in securities, at value (including securities loaned of $24,668) - See accompanying schedule: Unaffiliated issuers (cost $12,388,606)	$ 14,559,073
Fidelity Central Funds (cost $201,813)	201,813
Other affiliated issuers (cost $298,191)	365,829
Total Investments (cost $12,888,610)		$ 15,126,715
Foreign currency held at value (cost $1)		1
Receivable for investments sold		111,376
Receivable for fund shares sold		3,089
Dividends receivable		13,700
Interest receivable		707
Distributions receivable from Fidelity Central Funds		33
Other receivables		1,581
Total assets		15,257,202

Liabilities
Payable for investments purchased	$ 89,987
Payable for fund shares redeemed	23,244
Accrued management fee	3,695
Other affiliated payables	2,047
Other payables and accrued expenses	1,591
Collateral on securities loaned, at value	26,519
Total liabilities		147,083

Net Assets		$ 15,110,119
Net Assets consist of:
Paid in capital		$ 13,694,366
Undistributed net investment income		88,504
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(910,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,238,095
Net Assets		$ 15,110,119

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2012

Magellan: Net Asset Value, offering price and redemption price per share ($12,626,771 ÷ 168,755 shares)	$ 74.82

Class K: Net Asset Value, offering price and redemption price per share ($2,483,348 ÷ 33,207 shares)	$ 74.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2012

Investment Income
Dividends (including $1,429 earned from other affiliated issuers)		$ 122,429
Interest		401
Income from Fidelity Central Funds		982
Total income		123,812

Expenses
Management fee Basic fee	$ 41,783
Performance adjustment	(20,725)
Transfer agent fees	11,520
Accounting and security lending fees	752
Custodian fees and expenses	133
Independent trustees' compensation	56
Appreciation in deferred trustee compensation account	1
Registration fees	98
Audit	104
Legal	37
Miscellaneous	92
Total expenses before reductions	33,851
Expense reductions	(380)	33,471
Net investment income (loss)		90,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	518,751
Other affiliated issuers	11,485
Foreign currency transactions	2
Futures contracts	(5,404)
Total net realized gain (loss)		524,834
Change in net unrealized appreciation (depreciation) on: Investment securities	(335,130)
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		(335,159)
Net gain (loss)		189,675
Net increase (decrease) in net assets resulting from operations		$ 280,016

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,341	$ 126,947
Net realized gain (loss)	524,834	1,202,000
Change in net unrealized appreciation (depreciation)	(335,159)	(2,242,835)
Net increase (decrease) in net assets resulting from operations	280,016	(913,888)
Distributions to shareholders from net investment income	(32,015)	(109,872)
Distributions to shareholders from net realized gain	-	(6,512)
Total distributions	(32,015)	(116,384)
Share transactions - net increase (decrease)	(1,616,278)	(5,372,611)
Total increase (decrease) in net assets	(1,368,277)	(6,402,883)

Net Assets
Beginning of period	16,478,396	22,881,279
End of period (including undistributed net investment income of $88,504 and undistributed net investment income of $30,178, respectively)	$ 15,110,119	$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Income from Investment Operations
Net investment income (loss) D	.42	.47	.56 G	.29	.32	.34
Net realized and unrealized gain (loss)	1.24	(2.30)	8.05	23.02	(34.98)	2.72
Total from investment operations	1.66	(1.83)	8.61	23.31	(34.66)	3.06
Distributions from net investment income	(.14)	(.41)	(.54)	(.36)	(.11)	(.44)
Distributions from net realized gain	-	(.02)	(.07)	(.02)	(2.86)	(11.68)
Total distributions	(.14)	(.43)	(.61)	(.38)	(2.97)	(12.12)
Net asset value, end of period	$ 74.82	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Total Return B,C	2.28%	(2.36)%	12.82%	52.33%	(43.81)%	2.08%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.54%	.60%	.75%	.71%	.73%
Expenses net of fee waivers, if any	.47% A	.54%	.60%	.75%	.71%	.73%
Expenses net of all reductions	.47% A	.53%	.59%	.74%	.71%	.72%
Net investment income (loss)	1.19% A	.69%	.83% G	.49%	.51%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 12,627	$ 13,665	$ 19,398	$ 22,628	$ 17,225	$ 38,322
Portfolio turnover rate F	87% A	99%	42%	39%	67%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2012	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.46	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	1.25	(2.30)	8.04	23.02	(41.32)
Total from investment operations	1.71	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(.17)	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	-	(.02)	(.07)	(.02)	-
Total distributions	(.17)	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 74.78	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	2.34%	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.35% A	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.34% A	.41%	.46%	.58%	.55% A
Net investment income (loss)	1.31% A	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,483	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	87% A	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,476,125
Gross unrealized depreciation	(267,932)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,208,193

Tax cost	$ 12,918,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,392,267)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the recognized net realized gain (loss) of $(5,404) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,470,892 and $7,931,540, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 10,900.17
Class K	620.05
	$ 11,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $186 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,389. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $721, including $34 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $380 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and forty six dollars.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Magellan	$ 26,234	$ 88,381
Class K	5,781	21,491
Total	$ 32,015	$ 109,872
From net realized gain
Magellan	$ -	$ 5,520
Class K	-	992
Total	$ -	$ 6,512

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Magellan
Shares sold	1,704	6,338	$ 120,432	$ 433,996
Reinvestment of distributions	356	1,358	25,023	89,962
Shares redeemed	(19,731)	(78,006)	(1,385,330)	(5,386,827)
Net increase (decrease)	(17,671)	(70,310)	$ (1,239,875)	$ (4,862,869)
Class K
Shares sold	4,843	13,283	$ 337,020	$ 902,426
Reinvestment of distributions	82	341	5,781	22,483
Shares redeemed	(10,139)	(21,336)	(719,204)	(1,434,651)
Net increase (decrease)	(5,214)	(7,712)	$ (376,403)	$ (509,742)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2012 the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 9, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in September 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-USAN-1112
1.792157.109

Fidelity®

Magellan®

Fund -

Class K

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Magellan	.47%
Actual		$ 1,000.00	$ 1,022.80	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38
Class K	.35%
Actual		$ 1,000.00	$ 1,023.40	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.3	6.5
Google, Inc. Class A	3.1	1.4
General Electric Co.	2.9	1.9
Exxon Mobil Corp.	2.8	2.7
IBM Corp.	2.7	1.7
Chevron Corp.	2.2	2.6
Wells Fargo & Co.	2.2	2.5
Berkshire Hathaway, Inc. Class B	2.0	1.7
Citigroup, Inc.	1.7	1.7
Amgen, Inc.	1.5	0.8
	28.4
Top Five Market Sectors as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	24.1
Financials	13.7	14.6
Consumer Discretionary	13.0	14.2
Energy	11.0	11.2
Consumer Staples	10.3	7.9
Asset Allocation (% of fund's net assets)
As of September 30, 2012 *		As of March 31, 2012 **
	Stocks 98.6%		Stocks 98.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	6.8%	** Foreign investments	9.0%

Semiannual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	432,300	$ 12,658
Hotels, Restaurants & Leisure - 3.1%
Bloomin' Brands, Inc.	451,500	7,427
Brinker International, Inc. (e)	4,278,600	151,035
Dunkin' Brands Group, Inc.	1,596,598	46,613
McDonald's Corp.	1,994,800	183,023
Starbucks Corp.	1,635,212	82,987
		471,085
Household Durables - 1.0%
D.R. Horton, Inc.	2,387,811	49,284
Lennar Corp. Class A (d)	1,418,985	49,338
Ryland Group, Inc.	468,460	14,054
Toll Brothers, Inc. (a)	1,266,254	42,078
		154,754
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	718,504	182,730
Priceline.com, Inc. (a)	131,800	81,549
		264,279
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	373,600	30,213
Multiline Retail - 0.8%
Dollar General Corp. (a)	753,800	38,851
Dollar Tree, Inc. (a)	1,629,888	78,683
		117,534
Specialty Retail - 4.7%
AutoZone, Inc. (a)	95,300	35,230
Five Below, Inc.	15,300	598
Home Depot, Inc.	3,220,000	194,391
Limited Brands, Inc.	3,282,448	161,693
Sally Beauty Holdings, Inc. (a)	1,429,600	35,869
Select Comfort Corp. (a)(e)	2,831,598	89,337
TJX Companies, Inc.	4,155,200	186,111
		703,229
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	407,604	38,201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	311,300	$ 47,078
VF Corp.	312,830	49,853
		135,132
TOTAL CONSUMER DISCRETIONARY		1,888,884
CONSUMER STAPLES - 10.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	459,160	39,281
Beam, Inc.	1,506,300	86,673
Dr Pepper Snapple Group, Inc.	2,990,273	133,157
Pernod Ricard SA	334,500	37,530
SABMiller PLC	724,900	31,839
		328,480
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	3,946,072	191,069
Wal-Mart Stores, Inc.	3,000,140	221,410
Whole Foods Market, Inc.	672,113	65,464
		477,943
Food Products - 0.4%
Nestle SA	561,381	35,396
Smart Balance, Inc. (a)	1,568,500	18,947
		54,343
Household Products - 3.0%
Colgate-Palmolive Co.	1,913,276	205,141
Kimberly-Clark Corp.	886,138	76,013
Procter & Gamble Co.	2,323,800	161,179
Reckitt Benckiser Group PLC	266,800	15,359
		457,692
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	2,118,500	130,436
Herbalife Ltd.	1,216,100	57,643
Schiff Nutrition International, Inc. (a)(e)	1,864,603	45,105
		233,184
TOTAL CONSUMER STAPLES		1,551,642
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.0%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	1,659,800	$ 93,065
Ensco PLC Class A	534,400	29,157
National Oilwell Varco, Inc.	1,448,900	116,071
		238,293
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	983,900	68,794
Cabot Oil & Gas Corp.	1,251,418	56,189
Chevron Corp.	2,904,800	338,583
Exxon Mobil Corp.	4,606,824	421,294
HollyFrontier Corp.	409,500	16,900
Marathon Oil Corp.	1,442,700	42,661
Marathon Petroleum Corp.	711,000	38,813
Murphy Oil Corp.	513,400	27,564
Occidental Petroleum Corp.	1,753,000	150,863
Phillips 66	1,095,200	50,784
Suncor Energy, Inc.	2,073,300	68,203
The Williams Companies, Inc.	3,022,900	105,711
Valero Energy Corp.	1,169,900	37,062
		1,423,421
TOTAL ENERGY		1,661,714
FINANCIALS - 13.7%
Capital Markets - 1.9%
BlackRock, Inc. Class A	295,600	52,705
Charles Schwab Corp.	2,947,868	37,703
KKR & Co. LP	2,658,869	40,176
Morgan Stanley	6,108,768	102,261
TD Ameritrade Holding Corp.	907,876	13,954
The Blackstone Group LP	2,750,500	39,277
		286,076
Commercial Banks - 3.5%
Barclays PLC sponsored ADR	1,105,300	15,331
U.S. Bancorp	5,566,059	190,916
Wells Fargo & Co.	9,529,155	329,042
		535,289
Consumer Finance - 0.6%
Capital One Financial Corp.	1,700,600	96,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.9%
Bank of America Corp.	5,341,300	$ 47,164
CBOE Holdings, Inc.	370,500	10,900
Citigroup, Inc.	8,021,916	262,477
JPMorgan Chase & Co.	2,869,398	116,153
		436,694
Insurance - 2.7%
Berkshire Hathaway, Inc. Class B (a)	3,363,766	296,684
MetLife, Inc.	3,210,021	110,617
		407,301
Real Estate Investment Trusts - 1.6%
American Tower Corp.	2,443,561	174,446
CBL & Associates Properties, Inc.	2,420,263	51,648
Digital Realty Trust, Inc.	194,200	13,565
		239,659
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	794,200	14,621
Rialto Real Estate Fund LP (a)(e)(g)(h)	500,000	40,779
RREF CMBS AIV, LP (a)(e)(h)(i)	500,000	19,343
		74,743
TOTAL FINANCIALS		2,076,713
HEALTH CARE - 9.6%
Biotechnology - 5.5%
Achillion Pharmaceuticals, Inc. (a)	410,325	4,271
Acorda Therapeutics, Inc. (a)	640,100	16,393
Affymax, Inc. (a)	433,300	9,125
Alexion Pharmaceuticals, Inc. (a)	361,460	41,351
Alkermes PLC (a)	828,500	17,191
Alnylam Pharmaceuticals, Inc. (a)	309,271	5,811
Amgen, Inc.	2,715,866	229,002
Amicus Therapeutics, Inc. (a)(e)	3,890,304	20,230
ARIAD Pharmaceuticals, Inc. (a)	1,642,571	39,791
ArQule, Inc. (a)	1,302,799	6,657
AVEO Pharmaceuticals, Inc. (a)	935,115	9,735
Biogen Idec, Inc. (a)	527,404	78,704
BioMarin Pharmaceutical, Inc. (a)	890,339	35,854
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc. (d)	375,200	7,673
Dynavax Technologies Corp. (a)	870,800	4,145
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)(d)	1,634,784	$ 7,880
Gilead Sciences, Inc. (a)	1,447,700	96,026
Halozyme Therapeutics, Inc. (a)	149,100	1,127
Infinity Pharmaceuticals, Inc. (a)	508,890	11,984
Lexicon Pharmaceuticals, Inc. (a)	2,689,700	6,240
Medivation, Inc. (a)	289,200	16,299
Merrimack Pharmaceuticals, Inc. (d)	445,100	4,175
Neurocrine Biosciences, Inc. (a)	1,585,393	12,651
NPS Pharmaceuticals, Inc. (a)	49,700	460
Synageva BioPharma Corp. (a)	298,220	15,934
Theravance, Inc. (a)	1,240,500	32,141
Threshold Pharmaceuticals, Inc. (a)	2,195,900	15,898
United Therapeutics Corp. (a)	391,700	21,888
Vertex Pharmaceuticals, Inc. (a)	629,500	35,221
Vical, Inc. (a)	1,990,000	8,597
XOMA Corp. (a)	2,182,900	8,055
ZIOPHARM Oncology, Inc. (a)	1,331,069	7,254
		827,763
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	602,800	11,749
HeartWare International, Inc. (a)	239,300	22,611
		34,360
Health Care Providers & Services - 1.1%
Qualicorp SA (a)	2,697,400	26,345
UnitedHealth Group, Inc.	2,588,400	143,423
		169,768
Health Care Technology - 0.5%
athenahealth, Inc. (a)(d)	273,700	25,117
Cerner Corp. (a)	677,200	52,422
		77,539
Pharmaceuticals - 2.3%
Allergan, Inc.	19,300	1,767
AVANIR Pharmaceuticals Class A (a)	1,815,600	5,810
Elan Corp. PLC sponsored ADR (a)	2,647,000	28,376
Eli Lilly & Co.	2,842,779	134,776
Jazz Pharmaceuticals PLC (a)	278,000	15,849
Merck & Co., Inc.	2,158,200	97,335
Valeant Pharmaceuticals International, Inc. (Canada) (a)	696,300	38,431
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	750,500	$ 22,680
XenoPort, Inc. (a)	254,100	2,912
		347,936
TOTAL HEALTH CARE		1,457,366
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.6%
Textron, Inc.	3,221,710	84,312
United Technologies Corp.	2,024,100	158,467
		242,779
Building Products - 0.2%
Owens Corning (a)	759,552	25,415
Construction & Engineering - 0.2%
Fluor Corp.	603,800	33,982
Electrical Equipment - 0.7%
AMETEK, Inc.	1,080,278	38,296
Hubbell, Inc. Class B	383,300	30,948
Regal-Beloit Corp.	425,719	30,005
		99,249
Industrial Conglomerates - 3.4%
Danaher Corp.	1,360,300	75,021
General Electric Co.	19,211,678	436,297
		511,318
Machinery - 1.4%
Cummins, Inc.	990,670	91,350
Illinois Tool Works, Inc.	1,273,700	75,747
Ingersoll-Rand PLC	1,063,711	47,676
		214,773
Professional Services - 1.6%
Advisory Board Co. (a)	477,000	22,815
Bureau Veritas SA	502,500	51,607
Equifax, Inc.	951,400	44,316
Manpower, Inc.	1,397,120	51,414
Randstad Holding NV	1,528,000	50,787
SGS SA (Reg.)	3,760	7,724
Towers Watson & Co.	324,746	17,228
		245,891
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	547,700	$ 28,502
Quality Distribution, Inc. (a)	968,100	8,955
		37,457
TOTAL INDUSTRIALS		1,410,864
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 1.9%
Motorola Solutions, Inc.	3,338,227	168,747
Palo Alto Networks, Inc. (d)	478,800	29,480
QUALCOMM, Inc.	1,420,700	88,780
		287,007
Computers & Peripherals - 7.3%
Apple, Inc.	1,657,759	1,106,157
Gemalto NV	809	71
		1,106,228
Internet Software & Services - 5.7%
Bankrate, Inc. (a)	1,157,441	18,033
Cornerstone OnDemand, Inc. (a)	1,296,500	39,751
eBay, Inc. (a)	4,341,800	210,187
ExactTarget, Inc.	661,300	16,017
Facebook, Inc. Class A	2,054,200	44,473
Google, Inc. Class A (a)	614,100	463,338
Liquidity Services, Inc. (a)	266,400	13,376
Mail.ru Group Ltd. GDR (Reg. S)	431,100	14,394
VeriSign, Inc. (a)	874,934	42,601
		862,170
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	722,375	50,508
EPAM Systems, Inc.	243,200	4,606
IBM Corp.	2,001,800	415,273
Maximus, Inc.	399,600	23,864
Visa, Inc. Class A	849,800	114,111
		608,362
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	2,659,201	142,746
Avago Technologies Ltd.	623,088	21,724
NXP Semiconductors NV (a)	1,222,300	30,570
		195,040
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.1%
Aspen Technology, Inc. (a)	608,300	$ 15,725
Citrix Systems, Inc. (a)	593,500	45,444
Eloqua, Inc.	556,763	10,996
Fortinet, Inc. (a)	831,000	20,060
Guidewire Software, Inc.	472,094	14,659
MICROS Systems, Inc. (a)	332,100	16,313
Microsoft Corp.	6,267,500	186,646
Nuance Communications, Inc. (a)	1,544,300	38,438
Red Hat, Inc. (a)	408,357	23,252
salesforce.com, Inc. (a)	1,132,179	172,872
Sourcefire, Inc. (a)	683,700	33,522
VMware, Inc. Class A (a)	321,615	31,113
		609,040
TOTAL INFORMATION TECHNOLOGY		3,667,847
MATERIALS - 4.1%
Chemicals - 3.0%
Albemarle Corp.	220,786	11,631
Eastman Chemical Co.	489,400	27,901
LyondellBasell Industries NV Class A	390,400	20,168
Monsanto Co.	1,463,200	133,180
Praxair, Inc.	1,861,432	193,366
The Mosaic Co.	614,500	35,401
W.R. Grace & Co. (a)	513,605	30,344
		451,991
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	237,179	8,313
Barrick Gold Corp.	336,700	14,069
Commercial Metals Co.	1,230,300	16,240
Goldcorp, Inc.	328,601	15,088
Newcrest Mining Ltd.	280,846	8,489
Newmont Mining Corp.	849,300	47,569
Randgold Resources Ltd. sponsored ADR	131,400	16,162
Royal Gold, Inc.	129,600	12,942
Turquoise Hill Resources Ltd. (a)	2,615,813	22,271
		161,143
TOTAL MATERIALS		613,134
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	430,600	$ 2,808
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	2,489,263	156,575
TOTAL TELECOMMUNICATION SERVICES		159,383
UTILITIES - 2.2%
Electric Utilities - 1.1%
Edison International	1,326,278	60,598
NextEra Energy, Inc.	1,602,800	112,725
		173,323
Multi-Utilities - 1.1%
Sempra Energy	2,500,200	161,238
TOTAL UTILITIES		334,561
TOTAL COMMON STOCKS (Cost $12,581,410)		14,822,108
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
bluebird bio (h)	3,434,424	1,711
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	2,353,000	8,000
TOTAL HEALTH CARE		9,711
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DocuSign, Inc. Series D (h)	2,371,047	11,000
TOTAL CONVERTIBLE PREFERRED STOCKS		20,711
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	393,800	$ 71,834
TOTAL PREFERRED STOCKS (Cost $95,138)		92,545
Convertible Bonds - 0.1%
Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $10,249)	$ 9,882	10,249
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	175,293,756	175,294
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	26,519,200	26,519
TOTAL MONEY MARKET FUNDS (Cost $201,813)		201,813
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,888,610)		15,126,715
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,596)
NET ASSETS - 100%		$ 15,110,119
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $91,082,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
bluebird bio	7/23/12	$ 1,711
DocuSign, Inc. Series D	6/29/12	$ 11,000
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 10,552
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 8,000
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 32,980
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 17,020
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 261
Fidelity Securities Lending Cash Central Fund	721
Total	$ 982
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 2,349	$ 5,771	$ -	$ 20,230
Brinker International, Inc.	40,967	104,468	17,178	1,429	151,035
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	9,563	9,286	-	40,779
RREF CMBS AIV, LP	11,454	7,487	-	-	19,343
Schiff Nutrition International, Inc.	18,310	9,296	6,453	-	45,105
Select Comfort Corp.	-	73,359	-	-	89,337
Total	$ 150,771	$ 206,522	$ 45,502	$ 1,429	$ 365,829
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,960,718	$ 1,960,718	$ -	$ -
Consumer Staples	1,551,642	1,512,361	39,281	-
Energy	1,661,714	1,661,714	-	-
Financials	2,076,713	2,016,591	-	60,122
Health Care	1,467,077	1,457,366	-	9,711
Industrials	1,410,864	1,410,864	-	-
Information Technology	3,678,847	3,667,847	-	11,000
Materials	613,134	613,134	-	-
Telecommunication Services	159,383	159,383	-	-
Utilities	334,561	334,561	-	-
Corporate Bonds	10,249	-	-	10,249
Money Market Funds	201,813	201,813	-	-
Total Investments in Securities:	$ 15,126,715	$ 14,996,352	$ 39,281	$ 91,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2012

Assets
Investment in securities, at value (including securities loaned of $24,668) - See accompanying schedule: Unaffiliated issuers (cost $12,388,606)	$ 14,559,073
Fidelity Central Funds (cost $201,813)	201,813
Other affiliated issuers (cost $298,191)	365,829
Total Investments (cost $12,888,610)		$ 15,126,715
Foreign currency held at value (cost $1)		1
Receivable for investments sold		111,376
Receivable for fund shares sold		3,089
Dividends receivable		13,700
Interest receivable		707
Distributions receivable from Fidelity Central Funds		33
Other receivables		1,581
Total assets		15,257,202

Liabilities
Payable for investments purchased	$ 89,987
Payable for fund shares redeemed	23,244
Accrued management fee	3,695
Other affiliated payables	2,047
Other payables and accrued expenses	1,591
Collateral on securities loaned, at value	26,519
Total liabilities		147,083

Net Assets		$ 15,110,119
Net Assets consist of:
Paid in capital		$ 13,694,366
Undistributed net investment income		88,504
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(910,846)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,238,095
Net Assets		$ 15,110,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2012

Magellan: Net Asset Value, offering price and redemption price per share ($12,626,771 ÷ 168,755 shares)	$ 74.82

Class K: Net Asset Value, offering price and redemption price per share ($2,483,348 ÷ 33,207 shares)	$ 74.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2012

Investment Income
Dividends (including $1,429 earned from other affiliated issuers)		$ 122,429
Interest		401
Income from Fidelity Central Funds		982
Total income		123,812

Expenses
Management fee Basic fee	$ 41,783
Performance adjustment	(20,725)
Transfer agent fees	11,520
Accounting and security lending fees	752
Custodian fees and expenses	133
Independent trustees' compensation	56
Appreciation in deferred trustee compensation account	1
Registration fees	98
Audit	104
Legal	37
Miscellaneous	92
Total expenses before reductions	33,851
Expense reductions	(380)	33,471
Net investment income (loss)		90,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	518,751
Other affiliated issuers	11,485
Foreign currency transactions	2
Futures contracts	(5,404)
Total net realized gain (loss)		524,834
Change in net unrealized appreciation (depreciation) on: Investment securities	(335,130)
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		(335,159)
Net gain (loss)		189,675
Net increase (decrease) in net assets resulting from operations		$ 280,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2012	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,341	$ 126,947
Net realized gain (loss)	524,834	1,202,000
Change in net unrealized appreciation (depreciation)	(335,159)	(2,242,835)
Net increase (decrease) in net assets resulting from operations	280,016	(913,888)
Distributions to shareholders from net investment income	(32,015)	(109,872)
Distributions to shareholders from net realized gain	-	(6,512)
Total distributions	(32,015)	(116,384)
Share transactions - net increase (decrease)	(1,616,278)	(5,372,611)
Total increase (decrease) in net assets	(1,368,277)	(6,402,883)

Net Assets
Beginning of period	16,478,396	22,881,279
End of period (including undistributed net investment income of $88,504 and undistributed net investment income of $30,178, respectively)	$ 15,110,119	$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Income from Investment Operations
Net investment income (loss) D	.42	.47	.56 G	.29	.32	.34
Net realized and unrealized gain (loss)	1.24	(2.30)	8.05	23.02	(34.98)	2.72
Total from investment operations	1.66	(1.83)	8.61	23.31	(34.66)	3.06
Distributions from net investment income	(.14)	(.41)	(.54)	(.36)	(.11)	(.44)
Distributions from net realized gain	-	(.02)	(.07)	(.02)	(2.86)	(11.68)
Total distributions	(.14)	(.43)	(.61)	(.38)	(2.97)	(12.12)
Net asset value, end of period	$ 74.82	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Total Return B,C	2.28%	(2.36)%	12.82%	52.33%	(43.81)%	2.08%
Ratios to Average Net Assets E,H
Expenses before reductions	.47% A	.54%	.60%	.75%	.71%	.73%
Expenses net of fee waivers, if any	.47% A	.54%	.60%	.75%	.71%	.73%
Expenses net of all reductions	.47% A	.53%	.59%	.74%	.71%	.72%
Net investment income (loss)	1.19% A	.69%	.83% G	.49%	.51%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 12,627	$ 13,665	$ 19,398	$ 22,628	$ 17,225	$ 38,322
Portfolio turnover rate F	87% A	99%	42%	39%	67%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2012	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.46	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	1.25	(2.30)	8.04	23.02	(41.32)
Total from investment operations	1.71	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(.17)	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	-	(.02)	(.07)	(.02)	-
Total distributions	(.17)	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 74.78	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	2.34%	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.35% A	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.34% A	.41%	.46%	.58%	.55% A
Net investment income (loss)	1.31% A	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,483	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	87% A	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,476,125
Gross unrealized depreciation	(267,932)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,208,193

Tax cost	$ 12,918,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,392,267)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the recognized net realized gain (loss) of $(5,404) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,470,892 and $7,931,540, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	$ 10,900.17
Class K	620.05
	$ 11,520

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $186 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,389. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $721, including $34 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $380 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and forty six dollars.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Magellan	$ 26,234	$ 88,381
Class K	5,781	21,491
Total	$ 32,015	$ 109,872
From net realized gain
Magellan	$ -	$ 5,520
Class K	-	992
Total	$ -	$ 6,512

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Magellan
Shares sold	1,704	6,338	$ 120,432	$ 433,996
Reinvestment of distributions	356	1,358	25,023	89,962
Shares redeemed	(19,731)	(78,006)	(1,385,330)	(5,386,827)
Net increase (decrease)	(17,671)	(70,310)	$ (1,239,875)	$ (4,862,869)
Class K
Shares sold	4,843	13,283	$ 337,020	$ 902,426
Reinvestment of distributions	82	341	5,781	22,483
Shares redeemed	(10,139)	(21,336)	(719,204)	(1,434,651)
Net increase (decrease)	(5,214)	(7,712)	$ (376,403)	$ (509,742)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2012 the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 9, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in September 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-K-USAN-1112
1.863179.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2012